Provisions and contingent liabilities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Jun. 27, 2016	Dec. 31, 2015
Disclosure of provisions [Line Items]
Provision for closure of mining units and exploration projects at future value	$ 280,300,000
Provision for closure of mining units and exploration projects	225,877,000	$ 200,183,000	$ 206,462,000
Letter of credit	$ 119,700,000	109,600,000
Employee's profit share on annual taxable income	8.00%
Other provisions	$ 758,000	1,364,000
Notional amount	$ 275,000,000	275,000,000			$ 275,000,000
Future value of non current provisions		$ 374,400,000	$ 368,800,000
Annual risk free rate	2.99%	2.73%	2.97%
Increase (decrease) through transfers and other changes, other provisions	$ 32,000,000
Disputed mining royalties, noncurrent	113,800,000			$ 70,000,000
Net asset tax included in provisions	19,600,000	$ 9,800,000
Income and non-income tax contingencies included in other long-term liabilities	6,200,000	11,400,000
Special Mining Tax				$ 50,800,000
Ministry of Energy and Mines [Member]
Disclosure of provisions [Line Items]
Notional amount	42,700,000
Provision for remediation and mine closure [Member]
Disclosure of provisions [Line Items]
Non-current provisions	131,900,000	156,900,000	$ 153,300,000
Future value of non current provisions	374,400,000
Increase (decrease) through transfers and other changes, other provisions	(32,017,000)	(3,710,000)	(16,091,000)
La Joya [Member] | Irrigation Project [Member] | Provision for social commitments [Member]
Disclosure of provisions [Line Items]
Other provisions	4,500,000
Alata-Congata Road [Member] | Repaving Project [Member] | Provision for social commitments [Member]
Disclosure of provisions [Line Items]
Other provisions	$ 5,400,000
Number of days of work [Member]
Disclosure of provisions [Line Items]
Percentage of distribution	50.00%
Annual salary levels [Member]
Disclosure of provisions [Line Items]
Percentage of distribution	50.00%
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of provisions [Line Items]
Provision for closure of mining units and exploration projects	$ 1,294,464,000	1,234,731,000	1,012,888,000			$ 578,959,000
Reclamation Expense	16,284,000	124,124,000	$ 78,494,000
Other provisions	2,785,000	1,403,000
Minera Yanacocha SRL and subsidiary [Member] | Asset retirement and mine closure cost asset [member]
Disclosure of provisions [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 27,200,000	$ 97,000,000
Bottom of range [member]
Disclosure of provisions [Line Items]
Actuarial assumption of discount rates	0.30%	0.30%
Top of range [member]
Disclosure of provisions [Line Items]
Discount rate used to reflect time value of money for provisions	4.74%
Actuarial assumption of discount rates	2.90%	2.90%